COMPENSATION PLANS	3 Months Ended
Mar. 31, 2022
COMPENSATION PLANS
COMPENSATION PLANS

9. COMPENSATION PLANS

Long-Term Incentive Plan

In March 2021, the Company initiated a cash-based long-term incentive plan. Each award granted under the plan shall be eligible to vest in three equal annual installments over a period of three consecutive one-year performance periods, with each installment of the award vesting on the last day of the applicable performance period, subject to the achievement of the performance metrics established by the board of directors for the applicable annual performance period. Compensation expense related to this plan was $384 and $952 for the three months ended March 31, 2022 and 2021, respectively, and is included in selling, general and administrative in the Company’s consolidated statements of operations and comprehensive (loss) income.

9. COMPENSATION PLANS (Continued)

On March 9, 2022, the Company’s board of directors approved the common stock settlement of vested awards of the long-term incentive plan. The board of directors also approved the future settlement of unvested awards in common stock. Modification accounting was not applied as this change did not affect the fair value of the awards, vesting conditions, or the liability classification of the awards.

Executive Compensation Plan

The Company maintains a cash-based executive compensation plan for certain employees. The Company’s board of directors awarded 1,433,500 (split-adjusted) interests in the plan (“units”). Each unit represents an unfunded and unsecured right, subject to certain conditions as set forth by the plan. One-third of the units granted to any holder will vest on each of the first, second, and third anniversaries of March 18, 2021 during the term of such holder’s employment with the Company. Payment of a holder’s vested balance is dependent upon a transaction or series of related transactions constituting a qualifying exit event, as defined by the executive compensation plan. The plan will expire on March 18, 2025, at which time the plan and all awarded units will be terminated for no consideration if a qualifying exit event has not occurred before that date. If a qualifying exit event becomes probable, the fair value of the units would be the closing stock price of the Company on the day the qualifying exit event becomes probable and compensation expense would be recognized at that time.

On March 9, 2022, the Company’s board of directors modified the performance condition, specifically the definition of a qualifying exit event, in the cash-based executive compensation plan. In addition, the board of directors approved the settlement of the majority of vested and unvested units in common stock rather than cash, which resulted in a change in classification of those outstanding units from liability to equity. As a result, modification of the units occurred on March 9, 2022 with a grant date fair value of $23.45, the closing stock price of the Company on the date of modification. There were 632,500 units that vested on March 18, 2022 and 801,000 units that will vest in equal amounts on the second and third anniversaries of the plan. The Company recognized compensation expense of $23,008 in selling, general and administrative in the Company’s consolidated statements of operations and comprehensive (loss) income for the three months ended March 31, 2022, the period in which the performance condition was determined to be satisfied. Unrecognized compensation expense related to the unvested units was $10,713 as of March 31, 2022. Liability classified units were remeasured at the Company’s closing stock price on March 31, 2022, resulting in $722 recorded in accrued liabilities in the Company’s consolidated balance sheet as of March 31, 2022.

Stock Incentive Plan

On March 9, 2022, the Company’s board of directors granted 85,108 restricted stock awards (“RSAs”) and issued 309,479 stock options under the Cadre Stock Incentive Plan. The RSAs will vest in three equal installments over a three-year period from the date of grant and have a grant date fair value of $23.45, the closing stock price of the Company on the date of grant. The options issued will vest and become exercisable in equal installments over a three-year period from the date of grant and expire ten years from the date of the grant. The fair value of the options has been estimated as of the grant date using the Black-Scholes option-pricing model and resulted in a grant date fair value of approximately $6.72 per option. The Company recognized compensation expense of $40 and $42 related to the RSAs and options, respectively, in selling, general and administrative in the Company’s consolidated statements of operations and comprehensive (loss) income for the three months ended March 31, 2022. Unrecognized compensation expense was $1,956 and $2,037 related to the RSAs and options, respectively, as of March 31, 2022.